Derivative Financial Instruments and Risk Management Policies - Evolution of Cost of Hedges in Equity (Details) € in Millions	12 Months Ended
Dec. 31, 2018 EUR (€)
Changes in Cost of Hedging in Equity [Roll Forward]
Balance of cost of hedging in equity at beginning of period	€ 0
Changes in the fair value registered in equity	38
Transfer to the income statement of the period - the hedged item has affected profit or loss	(1)
Balance of cost of hedging in equity at end of period	37
Exchange rate risk
Changes in Cost of Hedging in Equity [Roll Forward]
Balance of cost of hedging in equity at beginning of period	0
Changes in the fair value registered in equity	51
Transfer to the income statement of the period - the hedged item has affected profit or loss	(2)
Balance of cost of hedging in equity at end of period	49
Total gross amount
Changes in Cost of Hedging in Equity [Roll Forward]
Balance of cost of hedging in equity at beginning of period	0
Changes in the fair value registered in equity	51
Transfer to the income statement of the period - the hedged item has affected profit or loss	(2)
Balance of cost of hedging in equity at end of period	49
Tax effect
Changes in Cost of Hedging in Equity [Roll Forward]
Balance of cost of hedging in equity at beginning of period	0
Changes in the fair value registered in equity	(13)
Transfer to the income statement of the period - the hedged item has affected profit or loss	1
Balance of cost of hedging in equity at end of period	€ (12)